LOSS PER SHARE	12 Months Ended
Dec. 31, 2014
LOSS PER SHARE

25. LOSS PER SHARE

Loss per share is calculated as follows:

	For the year ended December 31, 2012	For the year ended December 31, 2013	For the year ended December 31, 2014	For the year ended December 31, 2014
	RMB	RMB	RMB	US$ (Note 3)
Numerator:
Net loss attributable to ordinary shareholders before accretion on redeemable noncontrolling interest	(514,002,092)	(526,261,572)	(86,622,470)	(13,961,007)
Accretion on redeemable noncontrolling interest	0	0	(21,076,744)	(3,396,955)
Net loss attributable to ordinary shareholders	(514,002,092)	(526,261,572)	(107,699,214)	(17,357,962)

Denominator:
Denominator for basic and diluted loss per share – weighted-average shares outstanding	24,494,046	23,174,823	23,164,695	23,164,695

Loss per share
- Basic and diluted	(20.98)	(22.71)	(4.65)	(0.75)

The Company had 4,915,741, 4,797,391 and 4,570,491 stock options, warrants and nonvested shares outstanding as of December 31, 2012, 2013 and 2014, respectively, which were excluded in the computation of diluted loss per share in the periods presented, as their effect would have been anti-dilutive due to the net loss reported in such periods.